SEGMENT REPORTING	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 4 － SEGMENT REPORTING

ASC Topic 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

In accordance with ASU No. 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures, the Company considered whether additional disclosures were required, including significant segment expenses and measures used by the chief operating decision maker (“CODM”). The Company’s CODM is the Chief Executive Officer, who is responsible for reviewing performance and making decisions regarding resource allocation. For the years ended September 30, 2023, 2024 and 2025, the Company operates one single business segment, in accordance with ASC Topic 280.

Additional details about each of its corporate income and expenses of the reportable segment were set forth below:

	Years ended September 30,
	2023	2024	2025	2025
	HKD	HKD	HKD	USD

Revenue from external customers	$83,130,627	$86,757,848	$105,899,932	$13,610,241
Revenue from related parties	865,816	921,256	1,009,312	129,717
Total revenues, net	83,996,443	87,679,104	106,909,244	13,739,958
Cost of revenue	(66,496,755)	(62,143,414)	(85,601,168)	(11,001,448)
Gross profit	17,499,688	25,535,690	21,308,076	2,738,510
Sales and distribution expenses, third parties	(547,544)	(778,226)	(1,785,831)	(229,515)
Sales and distribution expenses, related parties	(2,040,000)	(680,000)	-	-
Share-based compensation	-	-	(43,943,900)	(5,647,663)
Personnel and benefit costs	(4,899,068)	(7,115,663)	(6,788,297)	(872,431)
Depreciation and amortization	(512,797)	(3,546,375)	(3,790,645)	(487,173)
Legal and professional fee	-	(1,262,899)	(2,230,218)	(286,627)
(Allowance for) reversal of expected credit losses	-	(55,341)	1,716	221
Allowance for obsolete inventories	-	-	(51,579)	(6,629)
General and administrative expenses	(1,877,083)	(2,679,323)	(2,776,659)	(356,856)
Total operating expenses	(9,876,492)	(16,117,827)	(61,365,413)	(7,886,673)
Income (loss) from operations	7,623,196	9,417,863	(40,057,337)	(5,148,163)

Other income (expense):
Interest income	914	30,451	266,271	34,221
Interest expense	(55,363)	(456,597)	(265,775)	(34,157)
Government subsidies	4,800	-	-	-
Sundry income	-	33,206	338,652	43,523
Total other (expenses) incomes, net	(49,649)	(392,940)	339,148	43,587

Income (loss) before income taxes	7,573,547	9,024,923	(39,718,189)	(5,104,576)

Income tax expense	(1,012,496)	(1,563,477)	(1,229,303)	(157,990)

SEGMENT PROFIT (LOSS)	$6,561,051	$7,461,446	$(40,947,492)	$(5,262,566)

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Based on the management’s assessment, the Company determined that it has one reportable operating segment, as defined by ASC Topic 280. For the years ended September 30, 2023, 2024 and 2025, the Company’s revenues are based on the countries in which the customer is located. Summarized financial information concerning our geographic segments is shown in the following tables:

	Years ended September 30,
By geographic region	2023	2024	2025	2025
	HKD	HKD	HKD	USD

Western Europe	$51,550,492	$55,421,000	$31,860,524	$4,094,709
North America	31,488,475	23,930,354	45,271,596	5,818,298
Middle East	103,868	5,569	1,822	234
East Asia	853,608	8,322,181	29,775,302	3,826,717
Total	$83,996,443	$87,679,104	$106,909,244	$13,739,958

Substantially, all of the Company’s revenues and assets are locally generated in Hong Kong.